Business acquisition - Disposal of travel agencies (Details) - Disposal Group Disposed Of By Sale Not Discontinued Operations - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disposal of travel agencies
Business acquisition
Total consideration			¥ 17,264
Long-term investment - fair value of retained non-controlling interests			9,655
Net liabilities			29,482
Cash disposed	¥ 23,519
Intangible assets			(16,027)
Deferred tax liability			3,899
Noncontrolling interests			24,061
Waiver of the contingent consideration yet to be paid			1,861
Goodwill attributable to the disposed entities			(5,244)
Total disposal gain			64,951
Proceeds from disposal	5,475	¥ 3,243	7,454
Consideration receivable	¥ 13,131
Threshold period for consideration receivable	5 years
Disposal Of Certain Subsidiaries Engaged In Japan Tour Business
Business acquisition
Total consideration	¥ 13,507
Disposal group, including discontinued operation, contingent consideration settlement	3,600
Net liabilities	10,903
Cash disposed	12,624
Intangible assets	(389)
Deferred tax liability	97
Total disposal gain	¥ 24,118	¥ 0	¥ 64,951